SEGMENT	12 Months Ended
Dec. 31, 2023
SEGMENT
SEGMENT

16. SEGMENT

The Group’s chief operating decision maker (“CODM”) has been identified as the chief executive officer. The Group has two operating segments which are legacy Huazhu and legacy DH according to the way management intends to evaluate results and allocate resources within the Group. In identifying its reportable segments, the Group assesses nature of operating segments and evaluates the operating results of each reporting segments. Both operating segments meet the quantitative thresholds and should be considered as two reportable segments. The Group has changed the segment profit measure from EBITDA to adjusted EBITDA starting from the second quarter of 2023 as the CODM used adjusted EBITDA to evaluate the performance of each segment. Adjusted EBITDA has also been presented for the disclosure for prior period as the segment profit.

The following table provides a summary of the Group’s operating segment results for the years ended December 31, 2021, 2022 and 2023.

	Years Ended December 31,
	2021				2022				2023
	Legacy Huazhu	Legacy DH	Elimination	Total	Legacy Huazhu	Legacy DH	Elimination	Total	Legacy Huazhu	Legacy DH	Elimination	Total
Total revenues	11,247	1,539	(1)	12,785	10,661	3,212	(11)	13,862	17,444	4,465	(27)	21,882
Adjusted EBITDA	2,032	(461)	(0)	1,571	725	(112)	(3)	610	6,772	103	(1)	6,874
Interest income	—	—	—	89	—	—	—	87	—	—	—	248
Interest expense	—	—	—	405	—	—	—	409	—	—	—	385
Income tax expense (benefit)	—	—	—	12	—	—	—	207	—	—	—	1,204
Depreciation and amortization	—	—	—	1,503	—	—	—	1,456	—	—	—	1,414
Share-based compensation	—	—	—	109	—	—	—	87	—	—	—	143
(Gain)loss from fair value changes of equity securities	—	—	—	96	—	—	—	359	—	—	—	(109)
Net (loss) income attributable to H World Group Limited	—	—	—	(465)	—	—	—	(1,821)	—	—	—	4,085

The following table presents total assets for operating segments, reconciled to consolidated amounts:

	As of December 31,
	2022			2023
	Legacy Huazhu	Legacy DH	Total	Legacy Huazhu	Legacy DH	Total
Total assets	43,729	17,778	61,507	44,285	19,247	63,532

The following tables represent revenues and property and equipment, net, intangible assets, net, right-of-use assets, land use rights, net and goodwill by geographical region.

Revenues:

	Years Ended December 31,
	2021	2022	2023
China	11,231	10,637	17,393
Germany	1,263	2,458	3,324
All others	291	767	1,165
Total	12,785	13,862	21,882

Property and equipment, net, intangible assets, net, right-of-use assets, land use rights, net and goodwill:

	As of December 31,
	2022	2023
China	31,684	28,762
Germany	13,501	12,504
All others	3,288	3,439
Total	48,473	44,705

Other than China and Germany, there were no countries that individually represented more than 10% of the total revenue for the years ended December 31, 2021, 2022 and 2023, and 10% of the above long lived assets as of December 31, 2022 and 2023.